Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Loans by FICO [Abstract]
Loans	$ 953,110	[1]	$ 956,770	[1]	$ 967,604	$ 916,559	$ 862,551
Total Consumer [Member]
Loans by FICO [Abstract]
Loans	439,705		453,382		461,068	459,976	447,725
Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	285,065		284,054		275,579	273,869	265,386
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	34,398		39,713		46,237	53,004	59,717
Credit Card [Member]
Loans by FICO [Abstract]
Loans	39,025		37,976		36,700	34,039	31,119
Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	45,069		53,371		62,286	59,966	55,740
Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	36,148		38,268		$ 40,266	$ 39,098	$ 35,763
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	434,700		440,633
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	280,077		271,332
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	34,381		39,686
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	39,025		37,976
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	45,069		53,371
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	36,148		38,268
PCI Loans Carrying Value [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	5,009		12,835
PCI Loans Carrying Value [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	5,005		12,749					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,988		12,722
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	17		27
PCI Loans Carrying Value [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Total PCI loans (carrying value)	0		0
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	16,787		20,159
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	4,273		5,145
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	1,454		1,768
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	3,292		3,525
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	7,071		8,858
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	697		863
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	11,901		14,360
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	2,974		3,487
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	994		1,253
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	2,777		3,101
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	4,431		5,615
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	725		904
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	22,219		24,521
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	5,810		6,789
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	1,898		2,387
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	6,464		5,690
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	6,225		7,696
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	1,822		1,959
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	37,659		39,809
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	13,568		14,977
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	3,908		4,797
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	9,445		7,628
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	7,354		8,825
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	3,384		3,582
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	51,778		55,164
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	27,258		27,926
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	5,323		6,246
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	7,949		8,097
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	6,853		7,806
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	4,395		5,089
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	80,004		82,010
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	57,193		55,590
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	6,315		7,323
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	5,227		6,372
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	5,947		6,468
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	5,322		6,257
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	183,959		171,167
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	151,465		136,729
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	13,190		15,144
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	3,794		2,994
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	7,099		7,845
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	8,411		8,455
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	8,576		9,789
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	4,604		5,546
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	1,299		768
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	77		569
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	89		258
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	2,507		2,648
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	8,885		8,511
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	8,885		8,511
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO [Abstract]
Loans	12,932		15,143
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	12,932		15,143
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	$ 0		$ 0

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.